ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2023
DISCLOSURE OF ESTIMATED USEFUL LIVES	The estimated useful lives for the current period and the comparative period are as follows:
IT and equipment	3 years

SCHEDULE OF RECLASSIFICATION OF CONSOLIDATED STATEMENT OF OPERATIONS

The impact of the reclassification on the Group’s Consolidated statement of operations and comprehensive loss is as follows:

Consolidated statement of operations and comprehensive loss

Year ending 31 March 2022	As Previously reported	Adjustment	As restated
	$	$	$
Research and development	(1,301,178)	(308,380)	(1,609,558)
Operating expenses	(4,916,388)	308,380	(4,608,008)
Total operating expenses	(6,217,566)	-	(6,217,566)

Total Comprehensive loss for the year	(6,268,197)	-	(6,268,197)

Consolidated statement of operations and comprehensive loss

Year ending 31 March 2021	As Previously reported	Adjustment	As restated
	$	$	$
Research	(173,821)	(174,526)	(348,347)
Operating expenses	(3,192,358)	174,526	(3,017,859)
Total operating expenses	(3,366,206)	-	(3,366,206)

Total Comprehensive loss for the period	(3,007,142)	-	(3,007,142)